Subsequent events (Details) - Subsequent Events [Member]	Nov. 04, 2020 $ / shares
Dividends Approved [Abstract]
Dividend declaration date	Nov. 04, 2020
Dividend approved (in dollars per share)	$ 0.42
Dividend approved expected date to be paid	Dec. 15, 2020